LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt [Line Items]
Long-term debt, net	$ 1,435,088	$ 1,609,644
Current portion of long-term debt, net	0	(347,740)
Non current portion of long-term debt, net	1,435,088	1,261,904
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	842,789	839,420
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	592,171	0
2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	0	422,356
2016 5.875% SC Secured Notes, due 2019 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net	0	347,740
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	$ 128	$ 128